Long-Term Debt (Annual and Quarter) (Detail) (USD $)	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Subsequent Event [Member] 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2012 Subsequent Event [Member] 9½% Subordinated debentures due 2012 [Member}	Mar. 31, 2012 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Mar. 31, 2012 Existing Mortgage Rifinancing [Member]	Dec. 31, 2011 Existing Mortgage Rifinancing [Member]	Mar. 31, 2012 Mortgage On Real Estate Rental Propertly [Member]	Dec. 31, 2011 Mortgage On Real Estate Rental Propertly [Member]	Dec. 31, 2011 Mortgage On Land Held For Sale [Member]	Mar. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Feb. 29, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2010 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2012 9½% Subordinated debentures due 2012 [Member}	Dec. 31, 2011 9½% Subordinated debentures due 2012 [Member}	Dec. 31, 2010 9½% Subordinated debentures due 2012 [Member}
Convertible Notes Payable														$ 1,200,000	$ 1,200,000
Debt Instrument, Debt Default, Amount															417,800	1,400,000			50,200
Debt Instrument, Debt Default, Description of Notice of Default														The Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $417,800 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee. The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. When such notice is received by the Company, no payment shall be made by the Company to the holders or trustee until the earlier of such non-payment event of default is cured or waived or 179 days since receipt by the trustee of notice of such event, unless the holder of Senior Indebtedness has accelerated the due date thereof. If the holder of Senior Indebtedness accelerates the due date at any time, then no payment may be made until the default is cured or waived.	The non-payments constitute an event of default under the Indenture governing the Notes and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. When such notice is received by the Company, no payment shall be made by the Company to the holders or trustee until the earlier of such non-payment event of default is cured or waived or 179 days since receipt by the trustee of notice of such event, unless the holder of Senior Indebtedness has accelerated the due date thereof. If the holder of Senior Indebtedness accelerates the due date at any time, then no payment may be made until the default is cured or waived			The Company has not remitted the June 1, 2010 and 2011 and December 1, 2010 and 2011 semi-annual interest payments of $50,200 each to the trustee. The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement and no payment can be made to such trustee or the holders at this time as such defaults have not been waived.	The non-payments constitute an event of default under the Indenture governing the Debentures and the trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000 and no payment can be made to such trustee or the holders at this time as such defaults have not been waived
Debt Instrument, Amount Paid														225	225			100	100
Debt Instrument, Convertible, Number of Equity Instruments														250	250
Debt Instrument, Convertible, Value Exchanged														1,000	1,000			1,000	1,000
Debt Instrument, Repurchase Amount															8,976,000				718,000
Long-term Debt		4,956,000	4,956,000	18,713,000											1,153,000		10,129,000	300,000	339,000	1,057,000
Debt Instrument, Sinking Fund Payment																		105,700	105,700
Gains (Losses) on Extinguishment of Debt	4,000	8,800,000	8,796,000
Extinguishment of Debt, Gain (Loss), Per Share, Net of Tax (in Dollars per share)			$ 3.21
Line of Credit Facility, Maximum Borrowing Capacity	1,000,000	3,000,000	3,000,000
Repayments of Lines of Credit			1,300,000
Line of Credit Facility, Amount Outstanding	100,000	500,000	500,000
Line of Credit Facility, Remaining Borrowing Capacity	900,000	2,500,000	2,500,000
Debt Instrument, Covenant Description			The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a senior debt coverage ratio of not less than 1.00 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures
Line of Credit Facility, Commitment Fee Percentage	0.25%		0.25%
Line of Credit Facility, Covenant Compliance	The Credit Agreement requires an annual facility fee on the unused commitment of 0.25%, and requires compliance with certain financial covenants, as defined in the Credit Agreement, which include a minimum tangible net worth ratio of not less than $6.5 million, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures. As of March 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the senior debt coverage ratio of not less than 1.75 to 1.00 (-6.7 to 1.00 at March 31, 2012), which the senior lender waived subsequent to the end of the quarter.		As of December 31, 2011, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $11.5 million ($3.9 million at December 31, 2011),which the senior lender waived
Payments for Repurchase of Private Placement	650,000		650,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,000,000	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.00	1.00	1.00				0.10	0.01
Mortgage Loans on Real Estate, Carrying Amount of Mortgages										650,000
Mortgage Loans on Real Estate, Interest Rate									6.50%	6.50%	6.75%	6.75%	7.80%
Mortgage Loans on Real Estate, Final Maturity Date										Mar. 01, 2015
Compensating Balance, Amount									200,000	200,000
Repayments of Debt										390,000
Working Capital Requirement										260,000
Mortgage Loans on Real Estate									552,000		1,800,000	1,800,000	100,000
Debt Instrument, Convertible, Principal Amount Converted					$ 27,000	$ 5,000								$ 9,000,000				$ 700,000